Scope of consolidation - list of principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
FCA US LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Mexico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Fiat Chrysler Automoveis Brasil LTDA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Automobiles Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banco Fidis S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Chrysler Group (China) Sales Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Japan Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Australia Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Automotive Finance Co. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Alfa Romeo (Shanghai) Automobiles Sales Co. Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Italy S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Poland Spólka Akcyjna
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Powertrain Poland Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Serbia d.o.o. Kragujevac
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.67%
FCA Germany AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA France S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Automobiles UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Automobiles Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fidis S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati (China) Cars Trading Co. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati North America Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA North America Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Finance S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Finance Europe SENC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%